Employee benefits - History of Experience Adjustments From Inception (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	€ 320.0	€ 279.0	€ 266.7
Plan assets, at fair value	86.4	81.5
Recognized liability for net defined benefit obligations	233.6	197.5	185.4
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value	314.9	274.2	261.8
Plan assets, at fair value	(86.4)	(81.5)	(81.3)
Recognized liability for net defined benefit obligations	228.5	192.7	180.5
Experience losses on scheme liabilities	0.2	0.5	0.5
Experience gains on scheme assets	(5.1)	(0.3)	(1.9)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	237.5	200.6
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	314.9	274.2	261.8
Plan assets [member] | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net defined benefit obligations	€ (86.4)	€ (81.5)	€ (81.3)